Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders of Li Auto Inc.	¥ 1,124,438	$ 160,792	¥ 8,032,350	¥ 11,704,133
Dilution effect arising from convertible debt | ¥	33,547		33,451	32,657
Net income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net earnings per share | ¥	¥ 1,157,985		¥ 8,065,801	¥ 11,736,790
Denominator:
Weighted average ordinary shares outstanding-basic (in shares)	2,015,070,194	2,015,070,194	1,993,191,951	1,967,863,759
Effects of dilutive securities
Options and RSUs (in shares)	66,796,228	66,796,228	75,220,374	86,651,528
Convertible debt (in shares)	60,861,105	60,861,105	60,861,105	60,861,105
Weighted average ordinary shares outstanding-diluted (in shares)	2,142,727,527	2,142,727,527	2,129,273,430	2,115,376,392
Basic net earnings per share attributable to ordinary shareholders of Li Auto Inc. (in per share) | (per share)	¥ 0.56	$ 0.08	¥ 4.03	¥ 5.95
Diluted net earnings per share attributable to ordinary shareholders of Li Auto Inc. (in per share) | (per share)	¥ 0.54	$ 0.08	¥ 3.79	¥ 5.55